Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2018
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 02, 2018
Document Effective Date	Oct. 02, 2018
Prospectus Date	Aug. 01, 2018